Investments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments
Fair Value	$ 3,561,505
Pre-refunded bonds
Investments
Fair Value	$ 11,265	$ 0
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | United Kingdom
Investments
Investment in securities as percentage of total holdings	6.00%	5.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Other individual European countries | Maximum
Investments
Investment in securities as percentage of total holdings	2.00%	2.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Individual U. S. states | Maximum
Investments
Investment in securities as percentage of total holdings	0.50%	0.50%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Investment in securities as percentage of total holdings	43.00%	46.00%